Total
Invesco Active Allocation Fund
Fund Summary
Investment Objective(s)
The Fund’s investment objective is to seek total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares – Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Invesco Active Allocation Fund	Class A		Class C	Class R	Class Y	Class R5	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	[1]	1.00%	none	none	none	none
[1]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Invesco Active Allocation Fund	Class A	Class C	Class R	Class Y	Class R5	Class R6
Management Fees	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%
Distribution and/or Service (12b-1) Fees	0.24%	1.00%	0.50%	none	none	none
Other Expenses	0.13%	0.13%	0.13%	0.13%	0.11%	0.05%
Acquired Fund Fees and Expenses	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%
Total Annual Fund Operating Expenses	0.98%	1.74%	1.24%	0.74%	0.72%	0.66%

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Invesco Active Allocation Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	644	845	1,062	1,685
Class C	277	548	944	1,851
Class R	126	393	681	1,500
Class Y	76	237	411	918
Class R5	74	230	401	894
Class R6	67	211	368	822

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption - Invesco Active Allocation Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	644	845	1,062	1,685
Class C	177	548	944	1,851
Class R	126	393	681	1,500
Class Y	76	237	411	918
Class R5	74	230	401	894
Class R6	67	211	368	822

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund is a “fund of funds,” and invests its assets in other underlying mutual funds advised by Invesco Advisers, Inc. (Invesco or the Adviser) and exchange-traded funds (ETFs) and other pooled investment vehicles advised by Invesco Capital Management LLC (Invesco Capital) or mutual funds, ETFs and other pooled investment vehicles advised by unaffiliated advisers (the underlying funds). Invesco and Invesco Capital are affiliates of each other as they are both indirect wholly-owned subsidiaries of Invesco Ltd.
The Fund generally categorizes each underlying fund as an equity, fixed-income, or alternative fund based on its investment profile. The Fund typically allocates its assets among underlying funds, and within a pre-determined percentage range for its assets in equity funds, as determined by the Adviser in accordance with its outlook for the economy, the financial markets and the relative market valuations of the underlying funds. Under normal market conditions, the Adviser selects underlying funds based on its determination that they could provide total return for the Fund.
The Fund generally invests between 70% and 85% of its assets in equity funds. Such funds invest in equity securities of domestic and foreign companies, including small, medium and large market capitalization companies, and growth and value stocks. Equity securities include common stock, preferred stock, rights and warrants, and securities convertible into common stock. Foreign equities are securities of issuers outside of the United States, including issuers in emerging or developing markets, i.e., those that are generally in the early stages of their industrial cycles. Underlying funds investing primarily in real estate securities, listed infrastructure securities, and master limited partnerships (MLPs) will be deemed to be “equity funds” for purposes of the Fund’s allocation strategy.
The Fund generally invests the remainder of its assets in a flexible combination of fixed-income and alternative funds. Fixed-income funds generally invest in fixed income instruments such as investment-grade debt securities, below-investment-grade high yield securities (or “junk” bonds), government and government-sponsored securities, corporate bonds, securitized products, and inflation-protected debt securities. Alternative funds generally offer unique combinations of traditional equity securities and fixed-income securities or use alternative investment strategies, including primarily through the use of derivatives, that aim to offer diversification beyond traditional equity and fixed-income securities and may seek to take long and short positions to manage exposure to certain asset classes. The Fund is not required to invest its assets in any specified percentages of fixed-income or alternative funds. The Fund does not limit its investment in underlying funds that invest primarily in foreign securities.
The Fund’s investment in underlying funds is subject to any limitations imposed by the Investment Company Act of 1940 or any rules thereunder.
Under normal market conditions, the Fund also invests a portion of its assets based on a “tactical allocation” strategy. Currently, the Fund’s tactical allocation strategy is implemented primarily through futures. As part of the tactical allocation strategy, the Fund can adjust the allocation of its assets to underlying funds to take advantage of temporary market conditions that may present opportunities (which can cause the Fund’s investments in equity funds, fixed-income and alternative funds to exceed or be lower than the general percentages referenced above by approximately 5%). Also, as part of the tactical allocation strategy, the Fund may invest directly in certain securities in which underlying funds invest, and may use derivatives, including to seek income or capital gain, hedge against the risks of other investments, equitize its cash position and manage the duration of its portfolio. Options, futures, forward contracts and swaps are some of the types of derivatives the Fund can use.
The Fund may temporarily exceed its percentage range for its assets in equity funds for short periods and may alter the percentage range when it deems appropriate. The Adviser will monitor the markets and allocate assets among the underlying funds based on changing market or economic conditions and investment opportunities. The Adviser monitors the underlying fund selections and periodically rebalances the Fund’s investments to bring them back within their asset allocation target ranges. In response to changing market or economic conditions, the Adviser may change any or all of the underlying funds managed by Invesco and/or its affiliates, including using funds that may be created in the future, or change the Fund’s asset allocation target ranges at any time, in each case without prior approval from or notice to shareholders.
The Fund may hold a portion of its assets in cash, money market securities or other similar, liquid investments, including in shares of money market mutual funds in the Invesco family of funds. This may also include shares of funds that provide exposure to inflation protected debt securities and short-term investment grade debt securities. This will also generally occur at times when there is an inability to immediately invest funds received from purchases of Fund shares or from redemptions of other investments or to maintain liquidity.

Principal Risks of Investing in the Fund
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The Fund has adopted the performance of the Oppenheimer Portfolio Series: Active Allocation Fund (the predecessor fund) as the result of a reorganization consummated after the close of business on May 24, 2019 (the “Reorganization”). Prior to the Reorganization, the
Fund had not yet commenced operations. The bar chart shows changes in the performance of the predecessor fund and the Fund from year to year as of December 31. The performance table compares the predecessor fund’s and the Fund’s performance to that of a broad measure of market performance and additional indices with characteristics relevant to the Fund.
The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns shown for periods ending on or prior to May 24, 2019, are those of the Class A, Class C, Class R and Class Y shares of the predecessor fund. Class A, Class C, Class R and Class Y shares of the predecessor fund were reorganized into Class A, Class C, Class R and Class Y shares, respectively, of the Fund after the close of business on May 24, 2019. Class A, Class C, Class R and Class Y shares’ returns of the Fund will be different from the returns of the predecessor fund as they have different expenses. Performance for Class A shares has been restated to reflect the Fund’s applicable sales charge.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Updated performance information is available on the Fund’s website at www.invesco.com/us.

The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Annual Total Returns

Class A	Period Ended	Returns
Best Quarter	June 30, 2020	17.76%
Worst Quarter	March 31, 2020	-21.28%

Average Annual Total Returns (for the periods ended December 31, 2023)
Average Annual Returns - Invesco Active Allocation Fund		1 Year	5 Years		10 Years		Inception Date
Class A		7.29%	6.57%		4.78%		Apr. 05, 2005
Class C		11.66%	6.95%		4.73%		Apr. 05, 2005
Class R		13.33%	7.51%		5.10%		Apr. 05, 2005
Class Y		13.86%	8.04%		5.63%		Apr. 05, 2005
Class R5		13.89%	8.05%	[1]	5.51%	[1]	May 24, 2019
Class R6		13.91%	8.06%	[1]	5.51%	[1]	May 24, 2019
After Taxes on Distributions | Class A		6.35%	4.51%		3.61%
After Taxes on Distributions and Sale of Fund Shares | Class A		4.71%	4.78%		3.58%
Custom Invesco Active Allocation Index (80% MSCI ACWI (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) and 20% Bloomberg Global Aggregate USD Hedged Index (reflects no deduction for fees, expenses or taxes))		19.15%	9.84%		6.99%
Bloomberg Global Aggregate USD Hedged Index (reflects no deduction for fees, expenses or taxes)	[2]	7.15%	1.40%		2.41%
MSCI ACWI (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)		22.20%	11.72%		7.93%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	[2]	5.53%	1.10%		1.81%
[1]	Performance shown prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R5 and R6 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.
[2]	Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg Global Aggregate USD Hedged Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities markets.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.